Cash and cash equivalents and time deposits (Tables)	6 Months Ended
Jun. 30, 2020
Cash And Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank

Cash and cash equivalents and time deposits as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	As of
	December 31, 2019		June 30, 2020
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent

RMB	84,034	11,776	74,116	10,424
HK$	8,329	1,061	30,852	3,981
US$	24,175	24,175	24,956	24,956
Singapore dollars	151	110	397	278
New Taiwan dollars	931	30	1,754	59
Japanese Yen	4,550	41	966	9
Others	72	71	130	121
		37,264		39,828